Commitments and Contingencies (Details) - USD ($)		7 Months Ended	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023
Commitment and Contingencies [Line Items]
Stock issued during period, new issues (in Shares)	80,000		75,000
Underwriting discount (in Dollars per share)	$ 0.15	$ 0.15	$ 0.1134
Underwriting discount paid		$ 1,200,000	$ 850,500
Deferred underwriting discount (in Dollars per share)	$ 0.35	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 2,800,000	$ 2,800,000	$ 2,625,000
Additional underwriting discount			69,050
Underwriters shares (in Shares)	92,000
Over-Allotment Option [Member]
Commitment and Contingencies [Line Items]
Underwriting discount paid		1,380,000	978,075
Deferred underwriting commissions	$ 3,220,000	$ 3,220,000	$ 3,018,750
Additional shares issued (in Shares)			11,250
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitment and Contingencies [Line Items]
Stock issued during period, new issues (in Shares)		1,200,000	1,250,000